Inventories	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Inventories

INVENTORIES

Inventories consist of the following:

	March 31, 2014	June 30, 2013
	(unaudited)
Raw materials	$2,620,565	$1,415,071
Work in progress	750,510	840,954
Finished goods	1,133,669	525,709
Total inventories	$4,504,744	$2,781,734

INVENTORIES

Inventories consist of the following:

	June 30, 2013	June 30, 2012

Raw materials	$1,415,071	$2,079,480
Work in progress	840,954	882,005
Finished goods	525,709	834,430
Total inventories	$2,781,734	$3,795,915